TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2023
Trade Payables And Other Current Liabilities
Disclosure of trade payables and other current liabilities

	06/30/2023	12/31/2022
Trade payables	28,934	23,791
Customer online wallets	7,557	7,034
Other current liabilities	3,594	7,685
Accruals	-	-
Total	40,085	38,510
Of which: with related parties (Note 11)	7,938	6,497

Disclosure of other current liabilities

	06/30/2023	12/31/2022
Accrued salaries	1,138	1,874
Current tax liabilities	2,417	5,756
Others	39	55
Total	3,594	7,685